Long-term Borrowings, Capital Lease Obligations and License Agreements - Capital Lease Obligations and License Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-Term Borrowings
Capital lease obligations	$ 54,465	$ 42,815
Less current portion	(8,318)	(6,762)
Obligations under capital leases, excluding current portion	46,147	36,053
Capital lease obligations.
Long-Term Borrowings
Capital lease obligations	37,177	37,950
License agreements
Long-Term Borrowings
Capital lease obligations	$ 17,288	$ 4,865